SEGMENT AND GEOGRAPHICAL INFORMATION (Schedule of Operating Results by Segment) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Segment Reporting Information [Line Items]
Revenue	$ 156,011	$ 154,419
Depreciation and amortization	1,117	985
Net income (loss)	(45)	28,941
Total assets	186,473	184,174
Corporate [Member]
Segment Reporting Information [Line Items]
Revenue	0	0
Depreciation and amortization	41	37
Net income (loss)	(1,198)	(760)
Total assets	10,108	10,739
Airport Security and Other Aviation Services [Member]
Segment Reporting Information [Line Items]
Revenue	131,191	114,001
Depreciation and amortization	466	698
Net income (loss)	1,276	9,241
Total assets	105,906	107,368
Authentication Technology Member
Segment Reporting Information [Line Items]
Revenue	24,820	40,418
Depreciation and amortization	610	250
Net income (loss)	(123)	20,460
Total assets	$ 70,459	$ 66,067